Summary of Significant Accounting Policies - Geographic Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenue, Net	$ 4,620,219	$ 2,659,294	$ 12,262,198	$ 15,641,062
UnitedStatesOfAmericaMember
Revenue, Net			9,268,430	7,179,043
Latin America [Member]
Revenue, Net				5,252,960
CaribbeanCountriesAndCommonwealthMember
Revenue, Net	763,736	756,678	2,933,794	3,136,908
OtherForeignCountriesMember
Revenue, Net			$ 59,974	$ 72,151